General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022		Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
General And Administrative Expenses [Line Items]
General and administrative expenses	$ 1,295	$ 1,569		$ 1,802	$ 1,399		$ 3,687		$ 4,159		$ 4,982	$ 5,961	$ 8,010		$ 5,380		$ 256
General and administrative expenses
General And Administrative Expenses [Line Items]
Salaries, wages and related expenses		494	[1]		227	[1]	969	[1]	556	[1]			1,328	[1],[2]	556	[2]	107	[2]
Share-based payment		75	[1]		208	[1]	302	[1]	1,774	[1]			2,484	[1],[2]	3,343	[2]	0	[2]
Legal and professional services		469	[1]		155	[1]	1,096	[1]	739	[1]			1,499	[1],[2]	991	[2]	112	[2]
Contingent liability expenses													0		217		0
Insurance		203			565		665		680				1,837		0		0
Corporate costs		64			135		111		227				343		60		0
Maintenance, office and software fees		79			20		172		54				149		38		10
Depreciation and amortization		88			78		190		97				263		151		20
Others		$ 97			$ 11		$ 182		$ 32				$ 107		$ 24		$ 7

[1]	Including expenses in respect of related parties - see Note 14.
[2]	Including expenses in respect of related parties - see Note 18.